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ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 93.6%
14,189,000	ABFC 2007-NC1 Trust Series 2007-NC1 M1(a),(b)	US0001M + 1.000%	2.7170	05/25/37	$ 10,834,386
1,413,063	ABFS Mortgage Loan Trust 2003-2 Series 2003-2 B(a),(c)		6.1960	04/25/34	647,686
678,000	ACE Securities Corp Home Equity Loan Trust Series 2004-SD1 M4(b)	TSFR1M + 4.239%	0.0001	11/25/33	654,661
87,516	ACE Securities Corp Home Equity Loan Trust Series 2004-FM2 M3(b)	TSFR1M + 2.139%	3.7000	06/25/34	71,503
343,944	ACE Securities Corp Home Equity Loan Trust Series 2004-RM2 M4(b)	TSFR1M + 1.434%	0.0001	01/25/35	318,067
4,394,826	ACE Securities Corp Home Equity Loan Trust Series 2005-HE2 M7(b)	TSFR1M + 1.959%	1.2630	04/25/35	2,899,425
4,827,135	ACE Securities Corp Home Equity Loan Trust Series 2006-ASP4 M1(b)	TSFR1M + 0.549%	3.2210	08/25/36	4,322,712
5,786,826	Adjustable Rate Mortgage Trust 2005-2 Series 2005-2 6M3(b)	TSFR1M + 1.464%	0.0001	06/25/35	4,314,485
90,282	Adjustable Rate Mortgage Trust 2005-3 Series 2005-3 1A2(c)		4.3910	07/25/35	85,691
833,937	Aegis Asset Backed Securities Trust Mortgage Series 2004-4 B3(b)	TSFR1M + 5.364%	4.0600	10/25/34	797,389
1,259,352	Alternative Loan Trust 2006-OA22 Series 2006-OA22 A3(b)	TSFR1M + 0.594%	4.6280	02/25/47	1,112,911
5,071,719	American Home Mortgage Investment Trust 2006-1 Series 2006-1 1A2(b)	TSFR1M + 0.494%	5.6430	03/25/46	4,435,896
1,037,239	Ameriquest Mort Sec Inc Ass Bk Pas Thr Certs Series 2002-2 M4(b)	TSFR1M + 3.414%	2.0360	08/25/32	911,523
3,485,199	Ameriquest Mortgage Securities Asset-Backed Series 2005-R5 M7(b)	TSFR1M + 1.944%	0.0001	07/25/35	3,520,050
1,289,445	Ameriquest Mortgage Securities Asset-Backed Series 2005-R10 M7(b)	TSFR1M + 2.289%	3.8640	01/25/36	1,346,777
2,788	Amresco Residential Securities Corp Mort Loan Series 1999-1 M2(b)	TSFR1M + 1.464%	0.0001	11/25/29	2,545
2,461,221	Banc of America Mortgage 2004-K Trust Series 2004-K B1(c)		5.1680	12/25/34	1,911,607
379,033	Bear Stearns ALT-A Trust Series 2004-7 1A1(c)		2.6250	10/25/34	256,800
1,290,235	Bear Stearns ALT-A Trust 2004-11 Series 2004-11 1M2(b)	TSFR1M + 1.689%	4.2230	11/25/34	1,203,224
22,925	Bear Stearns ARM Trust 2003-8 Series 2003-8 1A2(c)		4.3190	01/25/34	21,048
1,751,056	Bear Stearns Asset Backed Securities I Trust Series 2007-HE7 M2(b)	TSFR1M + 1.864%	0.0001	10/25/37	1,520,378
45,368,500	Carrington Mortgage Loan Trust Series 2006-FRE1 Series 2006-FRE1 M1(b)	TSFR1M + 0.414%	0.0001	07/25/36	33,727,459
8,789,885	Carrington Mortgage Loan Trust Series 2006-NC4 Series 2006-NC4 M1(b)	TSFR1M + 0.414%	0.0001	10/25/36	5,043,931
8,852,332	Carrington Mortgage Loan Trust Series 2006-RFC1 Series 2006-RFC1 M2(b)	TSFR1M + 0.549%	4.4460	05/25/36	7,657,015
13,774,461	Carrington Mortgage Loan Trust Series 2007-RFC1 Series 2007-RFC1 M1(b)	TSFR1M + 0.374%	0.0001	12/25/36	11,250,354
58,269	Centex Home Equity Loan Trust 2004-B Series 2004-B M7(b)	TSFR1M + 2.439%	5.5510	03/25/34	1,668
163,977	CHL Mortgage Pass-Through Trust 2004-6 Series 2004-6 M(c)		11.0050	05/25/34	167,356
14,454,834	CIT Mortgage Loan Trust 2007-1 Series 2007-1 2M3(a),(b)	TSFR1M + 1.864%	4.8110	10/25/37	9,724,783
42,560,754	CIT Mortgage Loan Trust 2007-1 Series 2007-1 1M3(a),(b)	TSFR1M + 1.864%	5.2270	10/25/37	29,808,725
4,880,726	Citigroup Mortgage Loan Trust 2006-WMC1 Series 2006-WMC1 M2(b)	TSFR1M + 0.729%	4.4880	12/25/35	3,238,410
10,803,281	Citigroup Mortgage Loan Trust 2007-AHL1 Series 2007-AHL1 M2(b)	TSFR1M + 0.519%	3.9470	12/25/36	10,884,740
637,229	Citigroup Mortgage Loan Trust, Inc. Series 2005-OPT1 M8(b)	TSFR1M + 2.049%	0.0001	02/25/35	505,408
148,255	Countrywide Asset-Backed Certificates Series 2003-SD2 B1(a),(b)	TSFR1M + 5.739%	0.0001	10/25/32	177,764
2,489,511	Countrywide Asset-Backed Certificates Series 2004-11 M6(b)	TSFR1M + 2.739%	2.8700	11/25/34	1,385,851
5,793,353	Countrywide Asset-Backed Certificates Series 2005-9 M4(b)	TSFR1M + 1.614%	4.8160	01/25/36	4,417,979

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 93.6% (Continued)
2,623,960	Countrywide Asset-Backed Certificates Series 2006-2 M3(b)	TSFR1M + 0.774%	4.3770	06/25/36	$ 2,530,310
3,762,382	Countrywide Asset-Backed Certificates Series 2007-BC2 M1(b)	TSFR1M + 0.454%	3.4960	06/25/37	2,030,597
4,142,623	Countrywide Asset-Backed Certificates Series 2007-2 M1(b)	TSFR1M + 0.334%	0.0001	08/25/37	3,414,198
1,359,009	Credit Suisse First Boston Mortgage Securities Series 2001-HE22 M1(b)	TSFR1M + 1.614%	5.9720	02/25/32	2,223,749
1,238,572	Credit Suisse First Boston Mortgage Securities Series 2004-FRE1 B4(b)	TSFR1M + 3.964%	6.1490	04/25/34	745,348
1,672,937	Credit-Based Asset Servicing and Securitization, Series 2003-RP1 M2(a),(b)	TSFR1M + 4.614%	3.1210	03/25/33	1,191,058
3,629,344	Credit-Based Asset Servicing and Securitization, Series 2007-SP2 M7(a),(d)		4.0150	03/25/46	1,144,240
1,403,590	Delta Funding Home Equity Loan Trust 1997-3 Series 1997-3 B1F		0.0001	10/25/28	1,324,167
1,355,353	Delta Funding Home Equity Loan Trust 1998-1 Series 1998-1 M1F(b)	TSFR1M + 0.939%	0.0001	05/25/30	1,151,763
934,828	Delta Funding Home Equity Loan Trust 1999-1 Series 1999-1 B(c)		4.5510	03/15/28	816,486
1,719,515	Delta Funding Home Equity Loan Trust 1999-2 Series 1999-2 M1		2.9320	08/15/30	1,370,345
5,665,468	EMC Mortgage Loan Trust 2005-B Series 2005-B M2(a),(b)	TSFR1M + 2.364%	4.3540	04/25/42	5,442,347
1,724,282	Finance America Mortgage Loan Trust 2004-3 Series 2004-3 M5(b)	TSFR1M + 1.764%	1.0600	11/25/34	1,271,039
2,068,002	First Franklin Mortgage Loan Trust 2003-FF4 Series 2003-FF4 M2(b)	US0001M + 2.475%	7.9450	10/25/33	1,759,613
3,926,768	First Franklin Mortgage Loan Trust 2005-FF5 Series 2005-FF5 M5(b)	TSFR1M + 1.314%	3.5110	05/25/35	3,236,036
3,220,585	First Franklin Mortgage Loan Trust 2006-FF7 Series 2006-FF7 M1(b)	TSFR1M + 0.489%	5.6120	05/25/36	2,688,691
7,604,660	First Franklin Mortgage Loan Trust 2006-FF9 Series 2006-FF9 M1(b)	TSFR1M + 0.489%	0.9450	06/25/36	6,307,983
1,436,727	First Franklin Mortgage Loan Trust2006-FF3 Series 2006-FF3 M2(b)	TSFR1M + 0.699%	4.1540	02/25/36	1,188,391
1,975,222	Fremont Home Loan Trust 2004-3 Series 2004-3 M5(b)	TSFR1M + 1.989%	0.0001	11/25/34	1,420,976
2,044,837	GSAA Home Equity Trust 2005-4 Series 2005-4 B1(b)	TSFR1M + 1.839%	3.5460	03/25/35	1,621,317
7,487	GSR Mortgage Loan Trust 2005-7F Series 2005-7F 3A1(b)	TSFR1M + 0.614%	5.9570	09/25/35	7,332
1,000,388	GSRPM Mortgage Loan Trust Series 2004-1 Series 2004-1 B2(a),(b)	TSFR1M + 5.364%	0.7980	09/25/42	924,169
1,193,306	HarborView Mortgage Loan Trust 2006-12 Series 2006-12 2A2B(b)	TSFR1M + 0.614%	3.5430	01/19/38	1,780,951
2,276,707	Home Equity Asset Trust 2005-6 Series 2005-6 M6(b)	TSFR1M + 1.179%	4.6870	12/25/35	2,908,224
139,574	Impac CMB Trust Series 2004-10 Series 2004-10 3M1(b)	TSFR1M + 0.969%	6.1020	03/25/35	130,714
19,340	IndyMac INDX Mortgage Loan Trust 2004-AR6 Series 2004-AR6 6A2(c)		4.7360	10/25/34	17,781
1,007,629	IXIS Real Estate Capital Trust 2005-HE2 Series 2005-HE2 M6(b)	TSFR1M + 1.149%	6.2760	09/25/35	1,141,943
11,158,493	Long Beach Mortgage Loan Trust 2005-3 Series 2005-3 M1(b)	TSFR1M + 0.819%	0.0001	08/25/45	9,091,456
311,125	MAFI II Remic Trust 1998-A Series 1998-AX B2		6.0000	02/20/27	277,548
39,349	MASTR Adjustable Rate Mortgages Trust 2004-5 Series 2004-5 B2(c)		4.6600	07/25/34	—(g)
351,232	MASTR Alternative Loan Trust 2002-2 Series 2002-2 B3(c) (f)		7.1560	10/25/32	4
1,497,751	Mastr Asset Backed Securities Trust 2004-HE1 Series 2004-HE1 M10(b)	TSFR1M + 5.364%	3.6620	09/25/34	1,232,925
4,671,989	Mastr Asset Backed Securities Trust 2007-HE1 Series 2007-HE1 M1(b)	TSFR1M + 0.414%	3.1820	05/25/37	3,934,393
1,462,000	Mastr Specialized Loan Trust Series 2005-3 M2(a),(b)	TSFR1M + 1.989%	3.6420	11/25/35	949,974
6,364,235	Mastr Specialized Loan Trust Series 2006-1 M2(a),(b)	TSFR1M + 2.514%	3.3750	01/25/36	4,197,637

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 93.6% (Continued)
1,227,650	Meritage Mortgage Loan Trust 2004-2 Series 2004-2 M4(b)	TSFR1M + 1.839%	1.5480	01/25/35	$ 1,077,623
17,827	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A1 2A(b)	TSFR12M + 2.340%	4.9500	12/25/32	17,018
56,835	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A2 2A2(b)	TSFR6M + 1.928%	4.9690	02/25/33	53,545
210,683	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2005-A B2(b)	TSFR1M + 1.119%	6.4620	03/25/30	147,542
3,129,229	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2006-1 M1(c)		4.6210	02/25/36	2,278,035
312,468	Morgan Stanley A.B.S Capital I Inc Trust 2004-WMC3 Series 2004-WMC3 M6(b)	TSFR1M + 1.764%	3.8070	01/25/35	373,203
5,982,428	Morgan Stanley A.B.S Capital I Inc Trust 2005-WMC5 Series 2005-WMC5 B1(b)	TSFR1M + 1.914%	2.7310	06/25/35	4,447,201
4,252,468	Morgan Stanley A.B.S Capital I Inc Trust 2007-HE6 Series 2007-HE6 M1(b)	TSFR1M + 0.374%	0.0001	05/25/37	6,344,723
44,011	Morgan Stanley Mortgage Loan Trust 2004-7AR Series 2004-7AR 2A7(c)		5.5400	09/25/34	43,086
6,649,767	Nationstar Home Equity Loan Trust 2007-B Series 2007-B M2(b)	TSFR1M + 0.584%	4.5750	04/25/37	7,698,906
562,526	New Century Home Equity Loan Trust Series 2004-A M2(c)		3.6800	08/25/34	566,701
3,710,824	New Century Home Equity Loan Trust 2006-2 Series 2006-2 M1(b)	TSFR1M + 0.579%	0.0001	08/25/36	2,727,126
11,684,000	New Residential Mortgage Loan Trust 2019-RPL3 Series RPL3 B1(a),(c)		4.0100	07/25/59	9,737,762
16,451	Nomura Asset Acceptance Corp Alternative Loan Series 2003-A1 A5		0.0001	04/25/33	16,463
4,421	Nomura Asset Acceptance Corp Alternative Loan Series 2003-A1 A2		6.0000	05/25/33	4,344
3,126,335	NovaStar Mortgage Funding Trust Series 2003-1 Series 2003-1 M2(b)	TSFR1M + 3.114%	4.1210	05/25/33	2,532,158
2,941,824	Option One Mortgage Loan Trust 2005-5 Series 2005-5 M4(b)	TSFR1M + 0.984%	0.0001	12/25/35	2,485,448
14,850,734	Option One Mortgage Loan Trust 2007-CP1 Series 2007-CP1 M1(b)	TSFR1M + 0.414%	2.8320	03/25/37	13,971,566
3,610,901	Park Place Securities Inc Asset-Backed Series 2004-WHQ2 M7(b)	TSFR1M + 2.739%	0.0001	02/25/35	2,348,505
3,710,517	Park Place Securities Inc Asset-Backed Series 2005-WHQ3 M7(b)	TSFR1M + 1.914%	0.0001	06/25/35	2,939,535
4,357,281	RAAC Series 2006-RP2 Trust Series 2006-RP2 M2(a),(b)	US0001M + 1.250%	6.7200	02/25/37	3,626,827
13,401,787	RAAC Series 2007-SP3 Trust Series 2007-SP3 M1(b)	TSFR1M + 2.364%	7.4500	09/25/47	8,869,257
1,810,054	RASC Series 2005-EMX1 Trust Series 2005-EMX1 B(a),(b)	TSFR1M + 4.614%	5.5640	03/25/35	1,317,429
1,408,255	RASC Series 2005-KS2 Trust Series 2005-KS2 M3(b)	TSFR1M + 0.884%	5.0750	03/25/35	1,170,148
2,978,494	RASC Series 2006-EMX1 Trust Series 2006-EMX1 M3(b)	TSFR1M + 0.584%	0.0001	01/25/36	2,232,017
1,902,010	Renaissance Home Equity Loan Trust 2002-1 Series 2002-1 M2(b)	TSFR1M + 3.039%	4.8090	06/25/32	1,481,919
1,229,306	Renaissance Home Equity Loan Trust 2002-2 Series 2002-2 M2(b)	TSFR1M + 2.364%	4.2940	08/25/32	1,019,351
389,404	Renaissance Home Equity Loan Trust 2003-2 Series 2003-2 M2F(d)		4.0450	08/25/33	326,672
8,400,306	Renaissance Home Equity Loan Trust 2005-1 Series 2005-1 M2(d)		5.9050	05/25/35	1,170,982
6,507,179	Renaissance Home Equity Loan Trust 2005-2 Series 2005-2 M2(d)		5.6010	08/25/35	1,542,910
152,867	SASCO Mortgage Loan Trust 2003-GEL1 Series 2003-GEL1 M3(b)	TSFR1M + 4.614%	0.0001	10/25/33	141,508
11,207,213	Saxon Asset Securities Trust 2006-2 Series 2006-2 M3(b)	TSFR1M + 0.594%	0.0001	09/25/36	9,379,006
4,767,259	Saxon Asset Securities Trust 2007-3 Series 2007-3 1M2(b)	TSFR1M + 1.014%	0.0001	09/25/47	4,714,196
35,218,571	Seasoned Credit Risk Transfer Trust Series 2018-3 Series 3 BX(c)		1.1350	08/25/57	12,731,898
8,048,244	Sequoia Mortgage Trust 2004-10 Series 2004-10 XA(c)		0.0001	11/20/34	80

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 93.6% (Continued)
893,423	Sequoia Mortgage Trust 2004-10 Series 2004-10 B1(b)	TSFR1M + 0.864%	5.5420	11/20/34	$ 601,689
529,610	Soundview Home Loan Trust 2005-A Series 2005-A M6(b)	TSFR1M + 1.464%	5.4670	04/25/35	531,686
5,321,456	Soundview Home Loan Trust 2005-OPT1 Series 2005-OPT1 M5(b)	TSFR1M + 1.164%	0.0001	06/25/35	3,537,127
9,004,696	Soundview Home Loan Trust 2006-OPT2(b)	US0001M + 0.450%	3.1830	05/25/36	7,353,573
2,696,438	Structured Asset Investment Loan Trust 2004-10 Series 2004-10 M7(b)	TSFR1M + 3.864%	4.4680	11/25/34	2,858,363
2,152,639	Structured Asset Investment Loan Trust 2005-HE3 Series 2005-HE3 M3(b)	TSFR1M + 0.909%	0.0001	09/25/35	1,498,703
96,970	Structured Asset Mortgage Investments II Trust Series 2004-AR5 1A2(c)		3.2700	10/19/34	82,665
904,309	Structured Asset Mortgage Investments Trust Series 2002-AR4 A2(b)	TSFR1M + 0.939%	0.0001	02/19/33	741,607
9,415,856	Structured Asset Securities Corp Mortgage Loan Series 2006-W1A M1(a),(b)	TSFR1M + 0.414%	3.7780	08/25/46	7,909,066
218,458	Thornburg Mortgage Securities Trust 2004-2 Series 2004-2 B2(b)	TSFR1M + 1.114%	4.9230	06/25/44	167,593
10,011,000	Towd Point Mortgage Trust 2019-2 Series 2 B3(a),(c)		2.7060	12/25/58	7,479,060
16,964,000	Towd Point Mortgage Trust 2019-4(a), (c)		4.1530	10/25/59	12,407,638
757,000	Truman Capital Mortgage Loan Trust Series 2005-1 M3(a),(b)	TSFR1M + 5.364%	4.3480	03/25/37	664,728
390,858	WaMu Mortgage Pass-Through Certificates Series 2003-AR10 B2(c)		0.0001	10/25/33	275,589
104,292	WaMu Mortgage Pass-Through Certificates Series 2002-AR17 2B1(b)	COF 11 + 1.250%	0.0001	11/25/42	93,180
	TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $312,405,334)				384,390,869

Shares					Fair Value
	SHORT-TERM INVESTMENT — 6.3%
	MONEY MARKET FUND - 6.3%
25,927,177	First American Treasury Obligations Fund, Class X, 5.28% (Cost $25,927,177)(e)				$ 25,927,177

	TOTAL INVESTMENTS - 99.9% (Cost $338,332,511)				$ 410,318,046
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%				523,486
	NET ASSETS - 100.0%				$ 410,841,532

REMIC	- Real Estate Mortgage Investment Conduit
COF 11	- Cost of Funds for the 11th District of San Francisco
TSFR1M	- Term Secured Overnight Financing Rate (SOFR) 1 month
TSFR6M	- Term Secured Overnight Financing Rate (SOFR) 6 month
TSFR12M	- Term Secured Overnight Financing Rate (SOFR) 12 month
US0001M	- Intercontinental Exchange London Interbank Offered Rate (ICE LIBOR) USD 1 Month
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2023 the total market value of 144A securities is $108,185,279 or 26.3% of net assets.
(b)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Variable rate security; the rate shown represents the rate on December 31, 2023.
(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at December 31, 2023.
(e)	Rate disclosed is the seven day effective yield as of December 31, 2023.
(f)	Illiquid security. Total illiquid securities represent 0.0% of net assets as of December 31, 2023.
(g)	Less than $1 US Dollar.